Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES
Inventories consisted of the following:

	December 31,
	2010	2011
	RMB	RMB

Computer accessories	1,411	1,475
Food products and related consumables	750	1,671

	2,161	3,146